Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status

(in millions) Pension Benefits	2012	2011
Change in plan assets:
Fair value of plan assets at January 1	$10,993	$10,250
Actual return on plan assets	1,488	1,016
Company contributions	282	230
Benefits and expenses paid	(622)	(503)
Fair value of plan assets at December 31	$12,141	$10,993

Change in benefit obligation:
Projected benefit obligation at January 1	$14,000	$12,071
Service cost for benefits earned	396	320
Interest cost	658	660
Actuarial loss	1,099	1,450
Plan amendments	9	-
Transitional costs	1	2
Benefits and expenses paid	(622)	(503)
Projected benefit obligation at December 31 (1)	$15,541	$14,000

Funded status:
Current liability	$(6)	$(5)
Noncurrent liability	(3,394)	(3,002)
Accrued benefit cost at December 31	$(3,400)	$(3,007)

 (1) PG&E Corporation's accumulated benefit obligation was $13,778 million and $12,285 million at December 31, 2012 and 2011, respectively.

(in millions) Other Benefits	2012	2011
Change in plan assets:
Fair value of plan assets at January 1	$1,491	$1,337
Actual return on plan assets	191	95
Company contributions	149	137
Plan participant contribution	55	52
Benefits and expenses paid	(128)	(130)
Fair value of plan assets at December 31	$1,758	$1,491

Change in benefit obligation:
Benefit obligation at January 1	$1,885	$1,755
Service cost for benefits earned	49	42
Interest cost	83	91
Actuarial loss	(23)	63
Plan amendments	5	-
Benefits paid	(119)	(130)
Federal subsidy on benefits paid	5	12
Plan participant contributions	55	52
Benefit obligation at December 31	$1,940	$1,885

Funded status:
Noncurrent liability	$(181)	$(394)
Accrued benefit cost at December 31	$(181)	$(394)

Components Of Net Periodic Benefit Cost

(in millions) Pension Benefits	2012	2011	2010
Service cost for benefits earned	$396	$320	$279
Interest cost	658	660	645
Expected return on plan assets	(598)	(669)	(624)
Amortization of prior service cost	20	34	53
Amortization of unrecognized loss	123	50	44
Net periodic benefit cost	599	395	397
Less: transfer to regulatory account (1)	(301)	(139)	(233)
Total	$298	$256	$164

 (1) The Utility recorded $301 million, $139 million, and $233 million for the years ended December 31, 2012, 2011, and 2010, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates

(in millions) Other Benefits	2012	2011	2010
Service cost for benefits earned	$49	$42	$36
Interest cost	83	91	88
Expected return on plan assets	(77)	(82)	(74)
Amortization of transition obligation	24	26	26
Amortization of prior service cost	25	27	25
Amortization of unrecognized loss (gain)	6	4	3
Net periodic benefit cost	$110	$108	$104

Estimated Amortized Net Periodic Benefit For 2012
(in millions) Pension Benefit
Unrecognized prior service cost	$20
Unrecognized net loss	110
Total	$130
(in millions) Other Benefits
Unrecognized prior service cost	$24
Unrecognized net loss	6
Total	$30

Schedule Of Assumptions Used In Calculating Projected Benefit Cost And Net Periodic Benefit Cost
	Pension Benefits			Other Benefits
	December 31,			December 31,
	2012	2011	2010	2012	2011	2010
Discount rate	3.98%	4.66%	5.42%	3.75 - 4.08%	4.41 - 4.77%	5.11 - 5.56%
Average rate of future
compensation increases	4.00%	5.00%	5.00%	-	-	-
Expected return on plan assets	5.40%	5.50%	6.60%	2.90 - 6.10%	4.40 - 5.50%	5.20 - 6.60%

Schedule Of Assumed Health Care Cost Trend
	One-	One-
	Percentage-	Percentage-
	Point	Point
(in millions)	Increase	Decrease
Effect on postretirement benefit obligation	$108	$(111)
Effect on service and interest cost	8	(8)

Target Asset Allocation Percentages
	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Global equity securities	25%	35%	5%	28%	38%	3%
U.S. equity securities	-%	-%	26%	-%	-%	28%
Non-U.S. equity securities	-%	-%	14%	-%	-%	15%
Absolute return	5%	5%	5%	4%	4%	4%
Real assets	10%	10%	-%	8%	8%	-%
Extended fixed-income securities	3%	3%	-%	-%	-%	-%
Fixed-income securities	57%	47%	50%	60%	50%	50%
Total	100%	100%	100%	100%	100%	100%

Schedule Of Changes In Fair Value Of Plan Assets
	Fair Value Measurements
	At December 31,
	2012				2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
Money market investments	$112	$-	$-	$112	$51	$-	$-	$51
U.S. equity securities	-	-	-	-	273	2,161	-	2,434
Non-U.S. equity securities	-	-	-	-	131	1,363	-	1,494
Global equity securities	402	3,017	-	3,419	-	197	-	197
Absolute return	-	-	513	513	-	-	487	487
Real assets	525	-	285	810	522	-	65	587
Fixed-income securities:
U.S. government	1,576	139	-	1,715	1,224	172	-	1,396
Corporate	3	4,275	611	4,889	2	3,083	585	3,670
Other	-	576	-	576	1	688	-	689
Total	$2,618	$8,007	$1,409	$12,034	$2,204	$7,664	$1,137	$11,005
Other Benefits:
Money market investments	$77	$-	$-	$77	$48	$-	$-	$48
U.S. equity securities	-	-	-	-	86	222	-	308
Non-U.S. equity securities	-	-	-	-	79	108	-	187
Global equity securities	118	397	-	515	-	19	-	19
Absolute return	-	-	49	49	-	-	47	47
Real assets	68	-	28	96	31	-	6	37
Fixed-income securities:
U.S. government	148	5	-	153	151	-	-	151
Corporate	9	795	1	805	-	681	1	682
Other	-	38	-	38	1	44	-	45
Total	$420	$1,235	$78	$1,733	$396	$1,074	$54	$1,524
Total plan assets at fair value				$13,767				$12,529

Schedule Of Level 3 Reconciliation

	Pension Benefits
	Absolute	Corporate	Other
(in millions)	Return	Fixed-Income	Fixed-Income	Real Assets	Total
Balance as of January 1, 2011	$494	$549	$120	$-	$1,163
Actual return on plan assets:
Relating to assets still held at the reporting date	5	57	(2)	-	60
Relating to assets sold during the period	2	-	1	-	3
Purchases, issuances, sales, and settlements
Purchases	-	14	2	65	81
Settlements	(14)	(35)	(58)	-	(107)
Transfers out of Level 3	-	-	(63)	-	(63)
Balance as of December 31, 2011	$487	$585	$-	$65	$1,137
Actual return on plan assets:
Relating to assets still held at the reporting date	26	28	-	12	66
Relating to assets sold during the period	-	(1)	-	-	(1)
Purchases, issuances, sales, and settlements
Purchases	-	12	-	208	220
Settlements	-	(13)	-	-	(13)
Balance as of December 31, 2012	$513	$611	$-	$285	$1,409

	Other Benefits
	Absolute	Corporate	Other
(in millions)	Return	Fixed-Income	Fixed-Income	Real Assets	Total
Balance as of January 1, 2011	$47	$129	$10	-	$186
Actual return on plan assets:
Relating to assets still held at the reporting date	1	16	-	-	17
Relating to assets sold during the period	-	(2)	-	-	(2)
Purchases, issuances, sales, and settlements
Purchases	-	34	-	6	40
Settlements	(1)	(30)	(5)	-	(36)
Transfers out of Level 3	-	(146)	(5)	-	(151)
Balance as of December 31, 2011	$47	$1	$-	$6	$54
Actual return on plan assets:
Relating to assets still held at the reporting date	2	-	-	1	3
Relating to assets sold during the period	-	-	-	-	-
Purchases, issuances, sales, and settlements
Purchases	-	1	-	21	22
Settlements	-	(1)	-	-	(1)
Balance as of December 31, 2012	$49	$1	$-	$28	$78

Schedule Of Estimated Benefits Expected To Be Paid
(in millions)	Pension	Other	Federal Subsidy
2013	$581	$108	$(6)
2014	618	112	(7)
2015	656	115	(7)
2016	695	119	(8)
2017	732	124	(8)
2018 - 2022	4,172	662	(42)

Schedule Of Employer Contribution Expense
(in millions)
Year ended December 31,
2012	$67
2011	65
2010	56